Employees Benefit Plans	12 Months Ended
Dec. 31, 2019
Employee Benefit Plans [Abstract]
Employee Benefit Plans	EMPLOYEE BENEFIT PLANS
Pension and Postretirement Plans
We have a noncontributory, qualified defined benefit pension plan covering eligible employees. Benefits are determined using a cash balance formula where earnings credits are a percentage of eligible compensation. Earnings credit percentages for those employees who were plan participants on December 31, 2009 are frozen at the level earned to that point. Earnings credits for all employees who became participants on or after January 1, 2010 are a flat 3% of eligible compensation. All plan participants earn interest on their cash balances based on 30-year Treasury securities rates with those who were participants at December 31, 2009 earning a minimum rate. New participants on or after January 1, 2010 are not subject to the minimum rate. Beginning in 2018, the plan provides for a minimum annual earnings credit amount of $2,000, subject to eligibility criteria. Pension contributions to the plan are typically based on an actuarially determined amount necessary to fund total benefits payable to plan participants. Assets of the qualified pension plan are held in a separate Trust (Trust).

We also maintain nonqualified supplemental retirement plans for certain employees and provide certain health care and life insurance benefits for qualifying retired employees (postretirement benefits) through various plans. PNC reserves the right to terminate or make changes to these plans at any time. The nonqualified pension plan is unfunded. Contributions from PNC and, in the case of the postretirement benefit plans, participant contributions cover all benefits paid under the nonqualified pension plan and postretirement benefit plans. The postretirement plan provides benefits to certain retirees that are at least actuarially equivalent to those provided by Medicare Part D and accordingly, we receive a federal subsidy as shown in Table 69. In November of 2015, we established a voluntary employee beneficiary association (VEBA) to partially fund postretirement medical and life insurance benefit obligations.
We use a measurement date of December 31 for plan assets and benefit obligations. The qualified pension plan assets and benefit obligation were re-measured as of January 31, 2019 as a result of a plan amendment. A reconciliation of the changes in the projected benefit obligation for qualified pension, nonqualified pension and postretirement benefit plans as well as the change in plan assets for the qualified pension plan follows.
Table 69: Reconciliation of Changes in Projected Benefit Obligation and Change in Plan Assets

	Qualified Pension		Nonqualified Pension		Postretirement Benefits
In millions	2019	2018	2019	2018	2019	2018
Accumulated benefit obligation at December 31	$4,740	$4,315	$259	$253
Projected benefit obligation at January 1	$4,355	$4,789	$258	$286	$322	$355
Service cost	115	116	3	3	4	5
Interest cost	186	171	10	9	13	12
Amendments	21
Actuarial (gains)/losses and changes in assumptions	498	(424)	25	(16)	18	(28)
Participant contributions					3	3
Federal Medicare subsidy on benefits paid						1
Benefits paid	(288)	(297)	(31)	(24)	(27)	(26)
Projected benefit obligation at December 31	$4,887	$4,355	$265	$258	$333	$322
Fair value of plan assets at January 1	$4,963	$5,253			$232	$230
Actual return on plan assets	979	(193)			15	3
Employer contribution		200	$31	$24	24	21
Participant contributions					3	3
Federal Medicare subsidy on benefits paid						1
Benefits paid	(288)	(297)	(31)	(24)	(27)	(26)
Fair value of plan assets at December 31	$5,654	$4,963	$—	$—	$247	$232
Funded status	$767	$608	$(265)	$(258)	$(86)	$(90)
Amounts recognized on the consolidated balance sheet
Noncurrent asset	$767	$608
Current liability			$(26)	$(26)	$(2)	$(2)
Noncurrent liability			(239)	(232)	(84)	(88)
Net amount recognized on the consolidated balance sheet	$767	$608	$(265)	$(258)	$(86)	$(90)
Amounts recognized in AOCI consist of:
Prior service cost (credit)	$29	$12			$2	$1
Net actuarial loss (gain)	411	608	$78	$57	1	(7)
Amount of loss (gain) recognized in AOCI	$440	$620	$78	$57	$3	$(6)

PNC Pension Plan Assets
The long-term investment strategy for pension plan assets in our qualified pension plan (the Plan) is to:

•	Meet present and future benefit obligations to all participants and beneficiaries;

•	Cover reasonable expenses incurred to provide such benefits, including expenses incurred in the administration of the Trust and the Plan;

•	Provide sufficient liquidity to meet benefit and expense payment requirements on a timely basis; and

•	Provide a total return that, over the long term, maximizes the ratio of trust assets to liabilities by maximizing investment return, at an appropriate level of risk.
The Plan’s named investment fiduciary has the ability to make short to intermediate term asset allocation shifts under the dynamic asset allocation strategy based on factors such as the Plan’s funded status, the named investment fiduciary’s view of return on equities relative to long term expectations, the named investment fiduciary’s view on the direction of interest rates and credit spreads, and other relevant financial or economic factors which would be expected to impact the ability of the Trust to meet its obligation to participants and beneficiaries. Accordingly, the allowable asset allocation ranges have been updated to incorporate the flexibility required by the dynamic allocation policy.
The asset strategy allocations for the Plan at the end of 2019 and 2018, and the target allocation range at the end of 2019, by asset category, are as follows.
Table 70: Asset Strategy Allocations

	Target Allocation Range	Percentage of Plan Assets by Strategy at December 31
		2019	2018
Asset Category
Domestic Equity	20 – 40%	27%	27%
International Equity	10 – 25%	17%	22%
Private Equity	0 – 15%	10%	11%
Total Equity	40 – 70%	54%	60%
Domestic Fixed Income	10 – 40%	23%	18%
High Yield Fixed Income	0 – 25%	8%	9%
Total Fixed Income	10 – 65%	31%	27%
Real estate	0 – 10%	5%	5%
Other	0 – 15%	10%	8%
Total	100%	100%	100%

The asset category represents the allocation of Plan assets in accordance with the investment objective of each of the Plan’s investment managers. Certain domestic equity investment managers utilize derivatives and fixed income securities as described in their Investment Management Agreements to achieve their investment objective under the Investment Policy Statement. Other investment managers may invest in eligible securities outside of their assigned asset category to meet their investment objectives. The actual percentage of the fair value of total Plan assets held as of December 31, 2019 for equity securities, fixed income securities, real estate and all other assets are 61%, 24%, 4% and 11%, respectively.
We believe that, over the long term, asset allocation is the single greatest determinant of risk. Asset allocation will deviate from the target percentages due to market movement, cash flows, investment manager performance and implementation of shifts under the dynamic asset allocation policy. Material deviations from the asset allocation targets can alter the expected return and risk of the Trust. However, frequent rebalancing of the asset allocation targets may result in significant transaction costs, which can impair the Trust’s ability to meet its investment objective. Accordingly, the Trust portfolio is periodically rebalanced to maintain asset allocation within the target ranges described above.
In addition to being diversified across asset classes, the Trust is diversified within each asset class. Secondary diversification provides a reasonable basis for the expectation that no single security or class of securities will have a disproportionate impact on the total risk and return of the Trust.

Where investment strategies permit the use of derivatives and/or currency management, language is incorporated in the managers’ guidelines to define allowable and prohibited transactions and/or strategies. Derivatives are typically employed by investment managers to modify risk/return characteristics of their portfolio(s), implement asset allocation changes in a cost effective manner, or reduce transaction costs. Under the managers’ investment guidelines, derivatives may not be used solely for speculation or leverage. Derivatives are to be used only in circumstances where they offer the most efficient economic means of improving the risk/reward profile of the portfolio.

Fair Value Measurements
As further described in Note 7 Fair Value, GAAP establishes the framework for measuring fair value, including a hierarchy used to classify the inputs used in measuring fair value.
A description of the valuation methodologies used for assets measured at fair value at both December 31, 2019 and 2018 follows:

Asset	Valuation Methodology
Money market funds	• Valued at the net asset value of the shares held by the pension plan at year end.
U.S. government and agency securities Corporate debt Common stock
• Valued at the closing price reported on the active market on which the individual securities are traded.
• If quoted market prices are not available for the specific security, then fair values are estimated by using pricing models or quoted prices of securities with similar characteristics. Such securities are generally classified within Level 2 of the valuation hierarchy but may be a Level 3 depending on the level of liquidity and activity in the market for the security.

Mutual funds	• Valued based on third-party pricing of the fund which is not actively traded.
Other investments Derivative financial instruments Group annuity contracts Preferred stock
• Derivative financial instruments - recorded at estimated fair value as determined by third-party appraisals and pricing models.
• Group annuity contracts - measured at fair value by discounting the related cash flows based on current yields of similar instruments with comparable durations considering the credit-worthiness of the issuer.
• Preferred stock - Valued at the closing price reported on an active market on which the securities are traded.

Investments measured at NAV Collective trust fund investments Limited partnerships
• Collective trust fund investments - Valued based upon the units of such collective trust fund held by the Plan at year end multiplied by the respective unit value. The unit value of the collective trust fund is based upon significant observable inputs, although it is not based upon quoted marked prices in an active market. The underlying investments of the collective trust funds consist primarily of equity securities, debt obligations, short-term investments, and other marketable securities. Due to the nature of these securities, there are no unfunded commitments or redemption restrictions.
• Limited partnerships - Valued by investment managers based on recent financial information used to estimate fair value. The unit value of limited partnerships is based upon significant observable inputs, although it is not based upon quoted marked prices in an active market.

These methods may result in fair value calculations that may not be indicative of net realizable values or future fair values. Furthermore, while the pension plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2019 and 2018.
Table 71: Pension Plan Assets - Fair Value Hierarchy

	December 31, 2019				December 31, 2018
In millions	Level 1	Level 2	Level 3	Total Fair Value	Level 1	Level 2	Level 3	Total Fair Value
Interest bearing cash		$1		$1	$7	$2		$9
Money market funds	$456			456	149			149
U.S. government and agency securities	582	135	$1	718	512	130		642
Corporate debt		660	3	663		580	$6	586
Common stock	620	1	4	625	623	6		629
Mutual funds		253		253		236		236
Other		126		126	4	42	4	50
Investments measured at net asset value (a)				2,812				2,662
Total	$1,658	$1,176	$8	$5,654	$1,295	$996	$10	$4,963
(a)
Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.
The following table provides information regarding our estimated future cash flows related to our various plans.
Table 72: Estimated Cash Flows

	Pension Plans		Postretirement Benefits
In millions	Qualified Pension	Nonqualified Pension	Gross PNC Benefit Payments
Estimated 2020 employer contributions		$26	$28
Estimated future benefit payments
2020	$300	$26	$28
2021	$315	$26	$27
2022	$329	$23	$26
2023	$327	$23	$25
2024	$316	$21	$25
2025-2029	$1,557	$92	$111

The qualified pension plan contributions are deposited into the Trust, and the qualified pension plan benefit payments are paid from the Trust. We do not expect to be required to make a contribution to the qualified plan for 2020 based on the funding calculations under the Pension Protection Act of 2006. For the other plans, total contributions and the benefit payments are the same and represent expected benefit amounts, which are paid from general assets. Postretirement benefits are net of participant contributions. Estimated cash flows reflect the partial funding of postretirement medical and life insurance obligations in the VEBA.
The components of net periodic benefit cost/(income) and other amounts recognized in Other comprehensive income (OCI) were as follows.

Table 73: Components of Net Periodic Benefit Cost (a)

	Qualified Pension Plan			Nonqualified Pension Plan			Postretirement Benefits
Year ended December 31 – in millions	2019 (b)	2018	2017	2019	2018	2017	2019	2018	2017
Net periodic cost consists of:
Service cost	$115	$116	$160	$3	$3	$3	$4	$5	$5
Interest cost	186	171	179	10	9	10	13	12	14
Expected return on plan assets	(288)	(306)	(285)				(5)	(6)	(5)
Amortization of prior service cost/(credit)	4	1	(3)						(1)
Amortization of actuarial (gain)/loss	4		43	4	5	4
Net periodic cost (benefit)	21	(18)	94	17	17	17	12	11	13
Other changes in plan assets and benefit obligations recognized in OCI:
Current year prior service cost/(credit)	21		17						2
Amortization of prior service (cost)/credit	(4)	(1)	3						1
Current year actuarial loss/(gain)	(193)	75	(264)	25	(16)	7	9	(25)	(22)
Amortization of actuarial gain/(loss)	(4)		(43)	(4)	(5)	(4)
Total recognized in OCI	(180)	74	(287)	21	(21)	3	9	(25)	(19)
Total amounts recognized in net periodic cost and OCI	$(159)	$56	$(193)	$38	$(4)	$20	$21	$(14)	$(6)

(a) The service cost component is included in Personnel expense on the Consolidated Income Statement. All other components are included in Other noninterest expense on the Consolidated Income Statement.
(b)
Includes the effects of the qualified pension plan remeasurement as of January 31, 2019 as a result of a plan amendment.
The weighted-average assumptions used (as of the beginning of each year) to determine the net periodic costs shown in Table 73 were as follows.
Table 74: Net Periodic Costs - Assumptions

	Net Periodic Cost Determination
As of January 1	2019	2018	2017
Discount rate
Qualified pension (a)	4.30%	3.60%	4.00%
Nonqualified pension	4.15%	3.45%	3.80%
Postretirement benefits	4.20%	3.55%	3.90%
Rate of compensation increase (average)	3.50%	3.50%	3.50%
Assumed health care cost trend rate
Initial trend	6.50%	6.75%	7.00%
Ultimate trend	5.00%	5.00%	5.00%
Year ultimate trend reached	2025	2025	2025
Expected long-term return on plan assets	5.75%	6.00%	6.38%

(a) The 2019 qualified pension discount rate was 4.15% at the time of remeasurement on January 31, 2019 as a result of a plan amendment.
The weighted-average assumptions used (as of the end of each year) to determine year end obligations for pension and postretirement benefits were as follows.
Table 75: Other Pension Assumptions

Year ended December 31	2019	2018
Discount rate
Qualified pension	3.30%	4.30%
Nonqualified pension	3.05%	4.15%
Postretirement benefits	3.20%	4.20%
Rate of compensation increase (average)	4.25%	3.50%
Assumed health care cost trend rate
Initial trend	6.25%	6.50%
Ultimate trend	5.00%	5.00%
Year ultimate trend reached	2025	2025

The discount rates are determined independently for each plan by comparing the expected future benefits that will be paid under each plan with yields available on high quality corporate bonds of similar duration. For this analysis, 10% of bonds with the highest yields and 40% with the lowest yields were removed from the bond universe.

The expected return on plan assets is a long-term assumption established by considering historical and anticipated returns of the asset classes invested in by the pension plan and the allocation strategy currently in place among those classes. For purposes of setting and reviewing this assumption, “long- term” refers to the period over which the plan’s projected benefit obligations will be disbursed. We review this assumption at each measurement date and adjust it if warranted. Our selection process references certain historical data and the current environment, but primarily utilizes qualitative judgment regarding future return expectations. We also examine the assumption used by other companies with similar pension investment strategies. Taking into account all of these factors, the expected long-term return on plan assets for determining net periodic pension cost for 2019 was 5.75%. We are reducing our expected long-term return on assets to 5.50% for determining pension cost for 2020. This decision was made after considering the views of both internal and external capital market advisors, particularly with regard to the effects of the recent economic environment on long-term prospective equity and fixed income returns.
PNC’s net periodic benefit cost recognized for the plans is sensitive to the discount rate and expected long-term return on plan assets. With all other assumptions held constant, a .5% decline in the discount rate would have resulted in an immaterial increase in net periodic benefit cost for the qualified pension plan in 2019, and to be recognized in 2020. For the nonqualified pension plan and postretirement benefits, a .5% decline in the discount rate would also have resulted in an immaterial increase in net periodic benefit cost.
The health care cost trend rate assumptions shown in Tables 74 and 75 relate only to the postretirement benefit plans. The effect of a one-percentage-point increase or decrease in assumed health care cost trend rates would be insignificant.
Defined Contribution Plans
The PNC Incentive Savings Plan (ISP) is a qualified defined contribution plan that covers all of our eligible employees. Newly-hired full time employees and part-time employees who are eligible to participate in the ISP are automatically enrolled in the ISP with a deferral rate equal to 4% of eligible compensation in the absence of an affirmative election otherwise. Employee benefits expense related to the ISP was $139 million in 2019, $139 million in 2018 and $125 million in 2017, representing cash contributed to the ISP by PNC.
The ISP is a 401(k) Plan and includes an employee stock ownership (ESOP) feature. Employee contributions are invested in a number of investment options, including pre-mixed portfolios and individual core funds, available under the ISP at the direction of the employee.